September 26, 1995




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Rule 24f-2 Notice for the Smith Barney Income Funds (the
"Trust")
     File No. 811-4254


Dear Sirs:

Enclosed for filing pursuant to Rule 24f-2 on behalf of the Smith
Barney Income Funds are the following:

     1. One copy of the Trust's Rule 24f-2 Notice for its fiscal year ended July 31, 1995;

     2. One copy of the legal opinion with respect to the Trust's shares, the registration of which is made definite pursuant to the above-mentioned Notice.

     3. Pursuant to Rule 24f-2 (c), a registration fee in the amount of $72,358.45 was electronically wired on September 28, 1995.

If there are any questions regarding this filing, please contact the undersigned at (212) 816-6550. Please return an electronic transmittal as evidence of your receipt of this filing.


Very truly yours,



Thomas M. Reynolds
Controller


Enclosures

cc:  Christina Sydor








               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

                       Rule 24f-2 NOTICE

                              FOR

                   SMITH BARNEY INCOME FUNDS
                      (Name of Registrant)

            388 Greenwich Street, New York, NY 10013
            (Address of principal executive offices)
     Premium Total Return
                         Utilities Fund
               Diversified Strategic Income Fund
                     Tax-Exempt Income Fund
                     Exchange Reserve Fund
                        Convertible Fund
                        High Income Fund

  All shares of Beneficial Interest, Par Value $.001 per share
  (Title of securities with respect to which Notice is filed)

                       File No. 811-4254

The following information is required pursuant to Rule 24f-2(b)
(1):

     (I). Period for which Notice is filed:

               August 1, 1994 to July 31, 1995

     (ii).     Number or amount of securities of the same class
or series which had been           registered under the
Securities Act of 1933, as amended, other than pursuant to Rule 24f-2 but which remained unsold at the beginning of such fiscal year:

          Premium Total Return               None
          Utilities Fund                None
          Diversified Strategic Income Fund  None
          Tax-Exempt Income Fund        None
          Exchange Reserve Fund         273,069,419
          Convertible Fund              1,645,857
          High Income Fund              None

     (iii).    Number and amount of securities, if any,
registered during such fiscal year other          than pursuant
to Rule 24f-2:

          None

     (iv). Number and amount of securities sold during such fiscal year*:

          Premium Total Return Fund
          51,771,853 shares
          $809,725,275

          Utilities Fund
          21,879,401 shares
          $281,385,409

          Diversified Strategic Income Fund
          56,747,040 shares
          $434,771,060

          Tax-Exempt Income Fund
          18,115,009 shares
          $308,956,540

          Exchange Reserve Fund
          394,980,861 shares
          $394,980,881

          Convertible Fund
          2,682,296 shares
          $38,989,009

          High Income Fund
          26,758,899 shares
          $285,162,914

     (v). Number and amount of securities sold during such fiscal
year in reliance upon         registration pursuant to Rule 24f-2*:

          (1)Premium Total Return Fund
          51,771,853 shares
          $809,725,275

          (2)Utilities Fund
          21,879,401 shares
          $281,385,409

          (3)Diversified Strategic Income Fund
          56,747,040 shares
          $434,771,060

          (4)Tax-Exempt Income Fund
          18,115,009 shares
          $308,956,540

          (5)Exchange Reserve Fund
          394,980,881 shares
          $394,980,881

          (6)Convertible Fund
          2,682,296 shares
          $38,989,009

          (7)High Income Fund
          26,758,899 shares
          $285,162,914
An opinion of counsel with respect to the legality of the above shares accompanies this Notice.

DATED:    September 26, 1995


                                        SMITH BARNEY INCOME FUNDS

                                        By

                                        Lewis E. Daidone,
Treasurer



       * Excludes shares issued upon reinvestment of dividends.

     (1) The actual aggregate sales price for which such securities were sold was $809,725,275. During the fiscal ended July 31, 1995 the actual aggregate redemption price of securities of the same class redeemed by the Registrant was $633,759,102.
No portion of such redemption price has been applied by the Registrant pursuant to Rule 24f-2(a) in a filing made pursuant to
Section 24(e) (1) of the Investment Company Act of 1940, as amended. Pursuant to Rule 24f-2(c), the registration fee with respect to the securities sold is calculated as follows:
($809,725,275 - $633,759,102) x $.00034483 = $60,678.42..

     (2) The actual aggregate sales price for which such securities were sold was $281,385,409. During the fiscal ended July 31, 1995 the actual aggregate redemption price of securities of the same class redeemed by the Registrant was $580,475,140.
No portion of such redemption price has been applied by the Registrant pursuant to Rule 24f-2(a) in a filing made pursuant to
Section 24(e) (1) of the Investment Company Act of 1940, as amended. Pursuant to Rule 24f-2(c), the registration fee with respect to the securities sold is calculated as follows:
($281,385,409 - $580,475,140) x $.00034483 = $0.

     (3) The actual aggregate sales price for which such securities were sold was $434,771,060. During the fiscal ended July 31, 1995 the actual aggregate redemption price of securities of the same class redeemed by the Registrant was $568,365,595.
No portion of such redemption price has been applied by the Registrant pursuant to Rule 24f-2(a) in a filing made pursuant to
Section 24(e) (1) of the Investment Company Act of 1940, as amended. Pursuant to Rule 24f-2(c), the registration fee with respect to the securities sold is calculated as follows:
($434,771,060 - $568,365,595) x $.00034483 = $0.

     (4) The actual aggregate sales price for which such securities were sold was $308,956,540. During the fiscal ended July 31, 1995 the actual aggregate redemption price of securities of the same class redeemed by the Registrant was $451,067,162.
No portion of such redemption price has been applied by the Registrant pursuant to Rule 24f-2(a) in a filing made pursuant to
Section 24(e) (1) of the Investment Company Act of 1940, as amended. Pursuant to Rule 24f-2(c), the registration fee with respect to the securities sold is calculated as follows:
($308,956,540 - $451,067,162) x $.00034483 = $0.

     (5) The actual aggregate sales price for which such securities were sold was $394,980,881. During the fiscal ended July 31, 1995 the actual aggregate redemption price of securities of the same class redeemed by the Registrant was $491,181,738.
No portion of such redemption price has been applied by the Registrant pursuant to Rule 24f-2(a) in a filing made pursuant to
Section 24(e) (1) of the Investment Company Act of 1940, as amended. Pursuant to Rule 24f-2(c), the registration fee with respect to the securities sold is calculated as follows:
($394,980,881 - $491,181,738) x $.00034483 = $0.


     (6) The actual aggregate sales price for which such securities were sold was $38,989,009. During the fiscal ended July 31, 1995 the actual aggregate redemption price of securities of the same class redeemed by the Registrant was $52,325,213. No portion of such redemption price has been applied by the Registrant pursuant to Rule 24f-2(a) in a filing made pursuant to
Section 24(e) (1) of the Investment Company Act of 1940, as amended. Pursuant to Rule 24f-2(c), the registration fee with respect to the securities sold is calculated as follows:
($38,989,009 - $52,325,213) x $.00034483 = $0.

     (7) The actual aggregate sales price for which such securities were sold was $285,162,914. During the fiscal ended July 31, 1995 the actual aggregate redemption price of securities of the same class redeemed by the Registrant was $251,291,059.
No portion of such redemption price has been applied by the Registrant pursuant to Rule 24f-2(a) in a filing made pursuant to
Section 24(e) (1) of the Investment Company Act of 1940, as amended. Pursuant to Rule 24f-2(c), the registration fee with respect to the securities sold is calculated as follows:
($285,162,914 - $251,291,059) x $.00034483 = $11,680.03.












































September 26, 1995


Smith Barney Income Funds
388 Greenwich Street
New York, NY 10013


Dear Sirs:

In connection with the proposed filing of a notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 with respect to 572,935,379 shares (the "Shares") of beneficial interest, par value $0.001 per share of the Smith Barney Income Funds, a Massachusetts business trust (the "Trust"), comprised of 51,771,853 shares of the Premium Total Return class, 21,879,401 shares of the Utilities Fund class, 56,747,040 shares of the Diversified Strategic Income Fund class, 18,115,009 shares of the Tax-Exempt Income Fund class, 394,980,881 shares of the Exchange Reserve Fund class, 2,682,296 shares of the Convertible Fund class, 26,758,899 shares of the High Income Fund class, I, as general counsel to Smith Barney Mutual Funds Management, Inc., the Trust's investment manager, have examined such Trust records, certificates and other documents, and such questions of law, as I have considered necessary or appropriate for the purpose of this opinion.

Upon the basis of such examination, I advise you that, in my opinion, the Shares were validly issued, fully paid and nonassessable by the Trust.

Also, I have relied as to certain matters on information from public officials, officers of the Trust and other sources believed by me to be responsible.

I hereby consent to the filing of this opinion with the Securities and Exchange Commission in connection with the Trust's notice referred to above. In giving such consent, I do not thereby admit that I am in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

Very truly yours,



Christina T. Sydor